Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Current:
State	$3	$2	$11
Foreign	1	(22)	26
	4	(20)	37
Deferred:
State	8	15	—
Foreign	17	35	5
	25	50	5
Total provision (benefit)	$29	$30	$42

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliations from the Provision (benefit) for income taxes at the federal statutory rate to the recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Provision at statutory rate	$462	$402	$467
Increases (decreases) in taxes resulting from:
Income not subject to U.S. federal tax	(462)	(402)	(467)
State income taxes	11	17	11
Foreign operations — net	18	13	31
Provision (benefit) for income taxes	$29	$30	$42